Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000015903 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015903 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015903 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015903 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015903 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015903 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015903 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015903 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015903 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015903 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015903 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015903 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000015903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015906 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015906 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015906 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015906 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015906 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015906 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015906 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015906 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015906 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015906 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015906 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015906 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015906 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000015906 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015904 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015904 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015904 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015904 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015904 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015904 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015904 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015904 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015904 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015904 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015904 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015904 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015904 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000015904 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015905 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015905 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015905 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015905 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015905 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015905 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015905 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015905 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015905 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015905 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015905 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015905 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015905 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000015905 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000096107 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096107 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096107 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096107 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096107 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096107 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000096107 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000096107 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096107 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096107 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096107 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000096107 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000096107 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000096107 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015907 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015907 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015907 | Australia
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015907 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015907 | Japan
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000015907 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015907 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015910 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015910 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015910 | Australia
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015910 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015910 | Japan
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000015910 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015910 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015908 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015908 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015908 | Australia
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015908 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015908 | Japan
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000015908 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015908 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015909 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015909 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015909 | Australia
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015909 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015909 | Japan
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000015909 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015909 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043572 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043572 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000043572 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000043572 | North America
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043572 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043572 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043572 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105302 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105302 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000105302 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000105302 | North America
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105302 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105302 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105302 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043573 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043573 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000043573 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000043573 | North America
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043573 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043573 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043573 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096109 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096109 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000096109 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000096109 | North America
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000096109 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000096109 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096109 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000065038 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000065038 | Asia
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065038 | Europe
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000065038 | North America
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000065038 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065038 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065038 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209799 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209799 | Asia
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209799 | Europe
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209799 | North America
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209799 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209799 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209799 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065039 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000065039 | Asia
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065039 | Europe
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000065039 | North America
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000065039 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065039 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065039 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074581 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074581 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000074581 | Europe
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000074581 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000074581 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074581 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074581 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209801 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209801 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209801 | Europe
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000209801 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209801 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209801 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209801 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074580 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074580 | Asia
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000074580 | Europe
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000074580 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000074580 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074580 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074580 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092025 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092025 | Asia
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000092025 | Europe
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000092025 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092025 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000092025 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092025 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092024 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092024 | Asia
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000092024 | Europe
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000092024 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092024 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000092024 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092024 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092026 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092026 | Asia
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000092026 | Europe
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000092026 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092026 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000092026 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092026 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%